Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Contingencies And Commitments Tables Abstract
Contingent Contractual Obligations
Contingent contractual obligations	Amount	Number of Agreements	Maximum Exposure Range for Each Agreement
	(in millions)		(in millions)
Guarantees	$415	24	<$1 - $62
Letters of credit under the senior secured credit facility	85	30	<$1 - $26
Total	$500	54